Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of company's financial assets that are measured at fair value on a recurring basis
The Company’s financial assets that are measured at fair value on a recurring basis, by level within the fair value hierarchy, are as follows (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$31,690	$—	$—	$31,690
Total financial assets	$31,690	$—	$—	$31,690

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$837	$—	$—	$837
Short-term investments
Corporate bonds	—	2,554	—	2,554
Total financial assets	$837	$2,554	$—	$3,391

Fair Value Measurement Inputs and Valuation Techniques	The following table presents the quantitative information regarding Level 3 fair value measurements of the Forward Purchase Agreements as of the following dates:

	September 30, 2022	August 9, 2022
Exercise price	$10.30	$10.30
Stock price	$2.05	$8.28
Volatility	42.0%	70.0%
Term (in years)	0.25	0.25
Risk-free rate	2.9%	2.7%
Dividend Yield	—%	—%

	Carry Value as of December 31, 2022 (in thousands)	Exercise Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
Lender Warrants	$6,104	$11.50	—%	33.00%	2.97%	10
The following table provides quantitative information regarding fair value measurements at issuance on September 1, 2021:

Share Price (in whole dollars)	Exercise Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
$10.00	$11.50	—%	22.00%	1.31%	5